Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions
24.	Related Party Transactions

The Group had no material transactions with related parties for the years ended December 31, 2023, 2024 and 2025, and no material related parties’ balances as of December 31, 2024 and 2025.